Financial assets and liabilities - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Total financial assets	$ 1,683	$ 1,585
Non-current	1,683	1,585
Interest rate Cap
Financial assets
Total financial assets	$ 1,683	$ 1,585